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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number                   811-21048
                                  ----------------------------------------------


                       AIM Select Real Estate Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Robert H. Graham
                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:       (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:       12/31
                        ------------------

Date of reporting period:     6/30/03
                         -----------------

Explanatory Note

The Registrant is filing this Amendment to its Certified Shareholder Report on Form N-CSR originally filed with the Securities and Exchange Commission on September 2, 2003 to provide the proper form of Certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended that were required at the original time of filing. This Form N-CSR/A also updates Item 9 "Controls and Procedures" and Item 10 "Exhibits" as required. Other than the aforementioned revisions this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosures therein in any way.

                                  [COVER ART]

                       AIM SELECT REAL ESTATE INCOME FUND

                                 June 30, 2003

                       SEMIANNUAL REPORT TO SHAREHOLDERS

AIM Select Real Estate Income Fund seeks high monthly income with the potential for capital appreciation as a secondary goal. It seeks to achieve these goals by investing primarily in income-producing equity securities issued by real estate investment trusts (REITs).

                           YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

            NOT FDIC INSURED -- MAY LOSE VALUE -- NO BANK GUARANTEE

        This report may be distributed only to shareholders of the fund.

FUND DATA

================================================================================

PROPERTY TYPES

                                          [PIE CHART]

CASH                                              1%
SELF-STORAGE                                      2%
SPECIALTY                                         3%
LODGING/RESORTS                                   3%
INDUSTRIAL                                        4%
INDUSTRIAL/OFFICE MIXED                           5%
APARTMENTS                                        7%
DIVERSIFIED                                       8%
OFFICE                                           19%
HEALTH CARE                                      20%
RETAIL                                           28%

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

                                                        SINCE INVESTMENT
                                                           OPERATIONS
                                       1 YR.             BEGAN (5/31/02)
                                       -----            ----------------
Common Shares at NAV                   10.80%                 12.18%

Common Shares at Market                 4.16                   3.95

5/31/02-6/30/03

                                                   [BAR CHART]

AIM SELECT REAL ESTATE INCOME FUND COMMON
SHARES AT NAV                                           12.18%

AIM SELECT REAL ESTATE INCOME FUND COMMON
SHARES AT MARKET                                         3.95%

MORGAN STANLEY REIT INDEX                                6.36%

S&P 500 INDEX                                           -6.38%

================================================================================
================================================================================

FUND VS. INDEXES

Total Returns 12/31/02-6/30/03*

AIM SELECT REAL ESTATE INCOME FUND COMMON SHARES            21.67%

MORGAN STANLEY REIT INDEX                                   13.83

S&P 500 INDEX                                               11.75

*Fund return is at Net Asset Value

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

===================================================================================================================================
TOP 10 SECURITY HOLDINGS**                     PORTFOLIO DATA                                        PORTFOLIO COMPOSITION
-----------------------------------------------------------------------------------------------------------------------------------
  1. Health Care Property                      Managed Assets                 $800.6 million         Common Stock             79.0%
     Investors, Inc.               4.1%
                                               Total Number of Holdings**                 91         Investment-Grade
  2. Healthcare Realty                                                                               Preferred Stock           6.3
     Trust, Inc.                   4.1         NYSE Symbol                               RRE
                                                                                                     Noninvestment-Grade
  3. Mack-Cali Realty Corp.        4.0         Common Shares Outstanding        39.9 million         Preferred Stock          13.3

  4. New Plan Excel Realty                     Hedged Portion of Leverage(1)            74.1%        Convertible Preferred
     Trust                         3.8                                                               Stock                      .2
                                               Weighted Avg. Term to Swap
  5. Health Care REIT, Inc.        3.6         Expiration                           4.17 yrs         Cash/Other                1.2

  6. Colonial Properties                       Weighted Avg. Swap Rate                  3.78%                                100.0%
     Trust                         3.5

  7. Commercial Net Lease
     Realty                        3.2

  8. iStar Financial Inc.          3.1

  9. Nationwide Health
     Properties, Inc.              3.0

 10. Ventas, Inc.                  2.8

** Excludes money market fund holdings

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

(1) Percentage of floating interest exposure on the preferred stock that has been swapped for a fixed rate.
===================================================================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information provided is as of 6/30/03 and is based on net assets attributable to common shares plus assets attributable to outstanding preferred shares.

o   This report may be distributed only to shareholders.

o AIM Select Real Estate Income Fund performance figures are historical, and they reflect fund expenses, the reinvestment of distributions (if any) and changes in net asset value.

o Had the advisor not waived fees and/or reimbursed expenses, returns would have been lower.

o Quotations of yield for the fund for a particular period will be based on the dividends paid to Common shareholders for the last 30 days, as annualized, divided by either the net asset value per share in the case of "yield on net asset value per share" or in the case of "yield on market," divided by the closing price on the exchange as of the relevant date.

o The prices of foreign securities may be affected by factors not present with securities traded in the U.S. markets, including currency exchange rates, political and economic conditions, less stringent regulation and higher volatility. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

o If the fund enters into interest rate swaps, interest rate caps, options, or futures transactions, a decline in interest rates may result in a decline in the net amount receivable by the fund under the interest rate hedging transaction (or increase the net amount payable by the fund under the interest rate hedging transaction), which could result in a decline in the NAV of the common shares.

o The fund may invest up to 20% of its total assets in securities of below-investment-grade quality, including non-investment-grade securities commonly referred to as "junk bonds." Securities of below-investment-grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal.

o Investing in a single sector mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

o The fund's Declaration of Trust and Bylaws include provisions that could limit the ability of other entities or persons to acquire control of the fund or convert the fund to open-end status. These provisions could have the effect of depriving the common shareholders of opportunities to sell their common shares at a premium over the then-current market price of the common shares.

o An investment in the fund is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your common shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of fund dividends and distributions. The value of the fund's portfolio securities may move up or down, sometimes rapidly and unpredictably.

o   The fund is a non-diversified, closed-end management investment company.

o The Morgan Stanley REIT Index is a total-return index composed of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. The index was developed with a base value of 200 as of December 31, 1994.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance. Returns include reinvestment of dividends.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT AIMinvestments.com.

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)


                                                              MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS
  & OTHER EQUITY INTERESTS-106.12%

APARTMENTS-5.40%

Amli Residential Properties Trust                172,200   $   4,055,310
------------------------------------------------------------------------
Apartment Investment & Management Co.-Class A    327,500      11,331,500
------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.           99,400       2,684,794
------------------------------------------------------------------------
Summit Properties Inc.                           420,800       8,689,520
------------------------------------------------------------------------
Town & Country Trust                             231,900       5,391,675
========================================================================
                                                              32,152,799
========================================================================

DIVERSIFIED-9.91%

AEW Real Estate Income Fund                      100,000       1,565,000
------------------------------------------------------------------------
Colonial Properties Trust                        801,778      28,214,568
------------------------------------------------------------------------
Crescent Real Estate Equities Co.                178,800       2,969,868
------------------------------------------------------------------------
iStar Financial Inc.                             678,200      24,754,300
------------------------------------------------------------------------
Real Estate Income Fund, Inc.                    100,000       1,525,000
========================================================================
                                                              59,028,736
========================================================================

FREESTANDING-5.18%

Commercial Net Lease Realty                    1,507,200      25,984,128
------------------------------------------------------------------------
Getty Realty Corp.                               218,600       4,879,152
========================================================================
                                                              30,863,280
========================================================================

HEALTHCARE-27.21%

Health Care Property Investors, Inc.             777,300      32,918,655
------------------------------------------------------------------------
Health Care REIT, Inc.                           953,100      29,069,550
------------------------------------------------------------------------
Healthcare Realty Trust, Inc.                  1,112,800      32,438,120
------------------------------------------------------------------------
Nationwide Health Properties, Inc.             1,497,200      23,850,396
------------------------------------------------------------------------
Senior Housing Properties Trust                1,551,000      21,031,560
------------------------------------------------------------------------
Ventas, Inc.                                   1,502,700      22,765,905
========================================================================
                                                             162,074,186
========================================================================

INDUSTRIAL PROPERTIES-3.95%

First Industrial Realty Trust, Inc.              535,700      16,928,120
------------------------------------------------------------------------
Keystone Property Trust                          357,000       6,608,070
========================================================================
                                                              23,536,190
========================================================================

INDUSTRIAL/OFFICE PROPERTIES-5.98%

Bedford Property Investors, Inc.                  78,900       2,240,760
------------------------------------------------------------------------
Kilroy Realty Corp.                              501,200      13,783,000
------------------------------------------------------------------------
Liberty Property Trust                           567,000      19,618,200
========================================================================
                                                              35,641,960
========================================================================

LODGING-RESORTS-1.65%

Hospitality Properties Trust                     303,300       9,478,125
------------------------------------------------------------------------
Winston Hotels, Inc.                              41,700         340,689
========================================================================
                                                               9,818,814
========================================================================

                                                              MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------

OFFICE PROPERTIES-21.67%

Arden Realty, Inc.                               861,800   $  22,363,710
------------------------------------------------------------------------
Brandywine Realty Trust                          415,000      10,217,300
------------------------------------------------------------------------
CarrAmerica Realty Corp.                         394,900      10,982,169
------------------------------------------------------------------------
Glenborough Realty Trust Inc.                    461,700       8,841,555
------------------------------------------------------------------------
Highwoods Properties, Inc.                     1,008,000      22,478,400
------------------------------------------------------------------------
HRPT Properties Trust                            330,000       3,036,000
------------------------------------------------------------------------
Koger Equity, Inc.                               227,600       3,921,548
------------------------------------------------------------------------
Mack-Cali Realty Corp.                           887,600      32,290,888
------------------------------------------------------------------------
Prentiss Properties Trust                        400,200      12,001,998
------------------------------------------------------------------------
Trizec Properties, Inc.                          260,000       2,956,200
========================================================================
                                                             129,089,768
========================================================================

REGIONAL MALLS-9.29%

Crown American Realty Trust                      610,300       6,554,622
------------------------------------------------------------------------
Glimcher Realty Trust                            645,600      14,461,440
------------------------------------------------------------------------
Macerich Co. (The)                               469,709      16,500,877
------------------------------------------------------------------------
Mills Corp. (The)                                530,400      17,794,920
========================================================================
                                                              55,311,859
========================================================================

SELF STORAGE FACILITIES-2.95%

Public Storage, Inc.-Series A Dep. Shares        160,500       4,558,200
------------------------------------------------------------------------
Sovran Self Storage, Inc.                        412,400      12,990,600
========================================================================
                                                              17,548,800
========================================================================

SHOPPING CENTERS-10.11%

Heritage Property Investment Trust                92,000       2,491,360
------------------------------------------------------------------------
New Plan Excel Realty Trust(a)                 1,406,900      30,037,315
------------------------------------------------------------------------
Ramco-Gershenson Properties Trust                505,600      11,780,480
------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc.              441,998      14,621,294
------------------------------------------------------------------------
Urstadt Biddle Properties-Class A                100,000       1,286,000
========================================================================
                                                              60,216,449
========================================================================

SPECIALTY PROPERTIES-2.82%

American Financial Realty Trust                  174,300       2,598,813
------------------------------------------------------------------------
Entertainment Properties Trust                   493,800      14,196,750
========================================================================
                                                              16,795,563
========================================================================
    Total Real Estate Investment Trusts,
      Common Stocks & Other Equity Interests
      (Cost $577,628,823)                                    632,078,404
========================================================================

PREFERRED STOCKS-26.63%

APARTMENTS-3.52%

Apartment Investment & Management Co.
  Series D, 8.75%                                 27,900         702,801
------------------------------------------------------------------------
  Series H, 9.50%                                139,735       3,512,938
------------------------------------------------------------------------
BRE Properties, Inc.-Series B, 8.08%             400,000      10,960,000
------------------------------------------------------------------------
Equity Residential-Series K, 8.29%                 4,200         240,581
------------------------------------------------------------------------


                                                              MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------
APARTMENTS-(CONTINUED)

Mid-America Apartment Communities, Inc.
  Series C, 9.38%                                 13,500   $     344,655
------------------------------------------------------------------------
  Series F, 9.25%                                 47,000       1,283,100
------------------------------------------------------------------------
Post Properties, Inc.-Series A, 8.50%             71,700       3,943,500
========================================================================
                                                              20,987,575
========================================================================

DIVERSIFIED-1.42%

Colonial Properties Trust-Series D, 8.13%        200,000       5,238,000
------------------------------------------------------------------------
Crescent Real Estate Equities Co.-Series B,
  9.50%                                           51,400       1,439,200
------------------------------------------------------------------------
Lexington Corporate Properties Trust-
  Series B, 8.05%                                 70,000       1,793,750
========================================================================
                                                               8,470,950
========================================================================

FREESTANDING-0.10%

Realty Income Corp.-Class C, 9.50%                20,600         565,470
========================================================================

HEALTHCARE-0.12%

Health Care REIT, Inc.-Series B, 8.88%            28,000         699,160
========================================================================

INDUSTRIAL PROPERTIES-1.05%

First Industrial Realty Trust, Inc.-Series D,
  7.95%                                            7,300         183,230
------------------------------------------------------------------------
Keystone Property Trust-Series D, 9.13%          200,000       5,550,000
------------------------------------------------------------------------
ProLogis
  Series C, 8.54%                                    950          55,842
------------------------------------------------------------------------
  Series D, 7.92%                                 17,600         443,520
========================================================================
                                                               6,232,592
========================================================================

INDUSTRIAL/OFFICE PROPERTIES-0.26%

Duke Realty Corp.-Series B, 7.99%                 10,000         513,125
------------------------------------------------------------------------
PS Business Parks, Inc.
  Series A, 9.25%                                 22,700         588,838
------------------------------------------------------------------------
  Series F, 8.75%                                 16,000         432,800
========================================================================
                                                               1,534,763
========================================================================

LODGING-RESORTS-2.47%

FelCor Lodging Trust Inc.-Series B, 9.00%         15,000         331,200
------------------------------------------------------------------------
Hilton Hotels Corp., 8.00%                        45,000       1,183,050
------------------------------------------------------------------------
Hospitality Properties Trust-Series B, 8.88%     450,000      12,172,500
------------------------------------------------------------------------
LaSalle Hotel Properties-Series A, 10.25%         36,300       1,001,880
========================================================================
                                                              14,688,630
========================================================================

OFFICE PROPERTIES-4.15%

Alexandria Real Estate Equities, Inc.-
  Series B, 9.10%                                  5,600         158,200
------------------------------------------------------------------------
CarrAmerica Realty Corp.-Series C, 8.55%          35,000         887,950
------------------------------------------------------------------------
Equity Office Properties Trust-Series G,
  7.75%                                          120,000       3,324,000
------------------------------------------------------------------------

                                                              MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------

OFFICE PROPERTIES-(CONTINUED)

Glenborough Realty Trust Inc.-Series A, $1.94
  Conv                                            67,200   $   1,622,208
------------------------------------------------------------------------
Highwoods Properties, Inc.-Series B, 8.00%        31,500         786,870
------------------------------------------------------------------------
HRPT Properties Trust
  Series A, 9.88%                                 42,000       1,159,200
------------------------------------------------------------------------
  Series B, 8.75%                                610,000      16,805,500
========================================================================
                                                              24,743,928
========================================================================

REGIONAL MALLS-11.01%

CBL & Associates Properties, Inc.-Series B,
  8.75%                                          315,000      17,277,750
------------------------------------------------------------------------
Glimcher Realty Trust-Series B, 9.25%             58,600       1,469,102
------------------------------------------------------------------------
Mills Corp. (The)
  Series B, 9.00%                                650,000      17,875,000
------------------------------------------------------------------------
  Series C, 9.00%                                450,000      12,375,000
------------------------------------------------------------------------
  Series E, 8.75%                                600,000      15,870,000
------------------------------------------------------------------------
Taubman Centers, Inc.-Series A, 8.30%             29,000         729,350
========================================================================
                                                              65,596,202
========================================================================

SHOPPING CENTERS-1.90%

Developers Diversified Realty Corp.
  Series A, 9.38%                                 17,900         454,302
------------------------------------------------------------------------
  Series C, 8.38%                                 34,000         856,460
------------------------------------------------------------------------
  Series D, 8.68%                                 32,200         815,304
------------------------------------------------------------------------
  Series F, 8.60%                                229,700       6,169,742
------------------------------------------------------------------------
Federal Realty Investment Trust-Series B,
  8.50%                                           70,600       1,920,320
------------------------------------------------------------------------
Ramco-Gershenson Properties Trust-Series B,
  9.50%                                           40,000       1,102,000
========================================================================
                                                              11,318,128
========================================================================

SPECIALTY PROPERTIES-0.63%

Entertainment Properties Trust-Series A,
  9.50%                                          138,900       3,757,245
========================================================================
    Total Preferred Stocks (Cost
      $146,761,709)                                          158,594,643
========================================================================

MONEY MARKET FUNDS-2.53%

STIC Liquid Assets Portfolio(b)                7,528,507       7,528,507
------------------------------------------------------------------------
STIC Prime Portfolio(b)                        7,528,507       7,528,507
========================================================================
    Total Money Market Funds (Cost
      $15,057,014)                                            15,057,014
========================================================================
TOTAL INVESTMENTS-135.28% (Cost $739,447,546)                805,730,061
========================================================================
OTHER ASSETS LESS LIABILITIES-(0.86%)                         (5,111,942)
========================================================================
AUCTION RATE PREFERRED SHARES, AT LIQUIDATION
  VALUE-(34.42%)                                            (205,000,000)
========================================================================
NET ASSETS ATTRIBUTABLE TO COMMON
  SHARES-100.00%                                           $ 595,618,119
________________________________________________________________________
========================================================================

Investment Abbreviations:

Conv. - Convertible
Dep.  - Depositary

Notes to Schedule of Investments:

(a) A portion of the market value was pledged as collateral to cover margin requirements for open interest rate swap transactions. See Note 1 section G and Note 9.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $739,447,546)                                $805,730,061
-----------------------------------------------------------
Receivables for:
  Investments sold                                   70,436
-----------------------------------------------------------
  Dividends                                       4,111,188
-----------------------------------------------------------
Investment for deferred compensation plan             6,150
-----------------------------------------------------------
Other assets                                          3,538
===========================================================
     Total assets                               809,921,373
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Dividends                                          60,009
-----------------------------------------------------------
  Unrealized depreciation on interest rate
     swap transactions                            8,692,988
-----------------------------------------------------------
  Deferred compensation plan                          6,150
-----------------------------------------------------------
  Dividends declared on auction rate
     preferred shares                                27,853
-----------------------------------------------------------
  Interest payable on interest rate swap
     transactions                                   245,563
-----------------------------------------------------------
Accrued operating expenses                          270,691
===========================================================
     Total liabilities                            9,303,254
===========================================================
Auction rate preferred shares, at liquidation
  value                                         205,000,000
===========================================================
Net assets attributable to common shares       $595,618,119
___________________________________________________________
===========================================================


NET ASSETS ATTRIBUTABLE TO COMMON SHARES
  CONSIST OF:

  Shares of beneficial interest-common shares  $564,963,215
-----------------------------------------------------------
  Undistributed net investment income            (9,390,286)
-----------------------------------------------------------
  Undistributed net realized gain (loss) from
     investment securities                      (17,544,337)
-----------------------------------------------------------
  Unrealized appreciation of investment
     securities and interest rate swap
     transactions                                57,589,527
===========================================================
                                               $595,618,119
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  COMMON SHARE:

  Outstanding                                    39,935,496
___________________________________________________________
===========================================================
  Net asset value per common share             $      14.91
___________________________________________________________
===========================================================
  Market value per common share                $      14.37
___________________________________________________________
===========================================================
  Market price premium (discount) to net
     asset value per common share                     (3.62)%
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends                                                     $ 20,901,522
--------------------------------------------------------------------------
Dividends from affiliated money market funds                        97,115
==========================================================================
     Total investment income                                    20,998,637
==========================================================================


EXPENSES:

Advisory fees                                                    3,287,300
--------------------------------------------------------------------------
Administrative services fees                                        88,968
--------------------------------------------------------------------------
Custodian fees                                                      48,624
--------------------------------------------------------------------------
Auction rate preferred shares auction fees                         249,132
--------------------------------------------------------------------------
Interest expense on interest rate swap transactions              1,876,184
--------------------------------------------------------------------------
Transfer agent fees                                                 45,940
--------------------------------------------------------------------------
Trustees' fees                                                       6,852
--------------------------------------------------------------------------
Other                                                              178,297
==========================================================================
     Total expenses                                              5,781,297
==========================================================================
Less: Fees waived and expenses paid indirectly                  (1,097,839)
==========================================================================
     Net expenses                                                4,683,458
==========================================================================
Net investment income                                           16,315,179
==========================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND INTEREST RATE SWAP TRANSACTIONS:

Net realized gain (loss) from investment securities             (4,131,014)
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         99,816,648
--------------------------------------------------------------------------
  Interest rate swap transactions                               (2,923,802)
==========================================================================
                                                                96,892,846
==========================================================================
Net gain from investment securities and interest rate swap
  transactions                                                  92,761,832
==========================================================================
Net increase in net assets resulting from operations           109,077,011
==========================================================================


DISTRIBUTIONS TO AUCTION RATE PREFERRED SHAREHOLDERS:

  From net investment income                                    (1,342,252)
==========================================================================
Net increase in net assets from operations attributable to
  common shares                                               $107,734,759
__________________________________________________________________________
==========================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the period May 31, 2002 (date investment operations commenced) through December 31, 2002
(Unaudited)

                                                                JUNE 30,        DECEMBER 31,
                                                                  2003              2002
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 16,315,179      $ 18,212,257
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
     foreign currencies                                         (4,131,014)      (13,416,951)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
     investment securities and interest rate swap
     transactions                                               96,892,846       (39,303,319)
============================================================================================
     Net increase (decrease) in net assets resulting from
      operations                                               109,077,011       (34,508,013)
============================================================================================
Distributions to auction rate preferred shareholders from
  net investment income                                         (1,342,252)       (1,544,511)
============================================================================================
     Net increase (decrease) in net assets from operations
      attributable to common shares                            107,734,759       (36,052,524)
============================================================================================
Distributions to shareholders from net investment income:
  Common shares                                                (24,353,552)      (16,705,529)
--------------------------------------------------------------------------------------------
Return of capital:
  Common shares                                                         --        (3,329,089)
============================================================================================
     Decrease in net assets resulting from distributions       (24,353,552)      (20,034,618)
============================================================================================

CAPITAL STOCK TRANSACTIONS (NOTE 7)

Common shares:

  Net proceeds from sale of shares                                      --       570,450,932
--------------------------------------------------------------------------------------------
  Net proceeds from reinvestment of dividends                      301,888            57,372
--------------------------------------------------------------------------------------------
Auction rate preferred shares offering costs                        (5,050)       (2,581,378)
============================================================================================
     Net increase in net assets attributable to common
      shares from capital stock transactions                       296,838       567,926,926
============================================================================================
     Net increase in net assets attributable to common
      shares                                                    83,678,045       511,839,784
============================================================================================

NET ASSETS ATTRIBUTABLE TO COMMON SHARES:

  Beginning of period                                          511,940,074           100,290
============================================================================================
  End of period                                               $595,618,119      $511,940,074
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Select Real Estate Income Fund (the "Fund") was organized as a Delaware statutory trust on March 11, 2002 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The Fund currently has Common Shares and Auction Rate Preferred Shares ("Preferred Shares") outstanding. The Common Shares are traded on the New York Stock Exchange under the symbol "RRE." Preferred Shares are currently sold in weekly auctions through broker-dealers who have an agreement with the auction agent. Preferred Shares have seniority over the Common Shares and the issuance of Preferred Shares leveraged the value of the Fund's Common Shares. Except as otherwise indicated in the Declaration of Trust and except as otherwise required by applicable law, holders of Preferred Shares will vote together with Common Shareholders as a single class.

    The Fund's primary investment objective is high current income; the Fund's secondary investment objective is capital appreciation. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

       Interest rate swap transactions are marked to market daily based upon quotations from market makers. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Dividends from net investment income (prior to any reclassification as a return of capital) are declared and paid to Common Shareholders monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

       Dividends from net investment income, distributions from capital gains and return of capital are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

       Preferred Shares issued by the Fund pay dividends based on a determined rate, usually the rate set at the preceding auction, normally held every seven days. In most instances, dividends are payable every seven days, on the first business day following the last day of a dividend period.

       Under the Investment Company Act of 1940, the Fund is required to maintain, with respect to all outstanding senior equity securities of the Fund, including Preferred Shares, as of the last business day on any month in which any Preferred Shares are outstanding, asset coverage of at least 200%. Additionally, the Fund is required to meet more stringent asset coverage requirements under terms of the Preferred Shares and the Preferred Shares' rating agencies. Should these requirements not be met, or should dividends accrued on the Preferred Shares not be paid, the fund may be restricted in its ability to declare dividends to Common Shareholders or will be subject to mandatory redemption of the Preferred Shares. At June 30, 2003, no such restrictions have been placed on the Fund.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. INTEREST RATE SWAP TRANSACTIONS -- The Fund may enter into interest rate swap transactions in order to reduce the risk that the cost of leveraging by the Fund will exceed the returns realized by the Fund on the leverage proceeds. The Fund uses interest rate swap transactions in connection with the sale of Preferred Shares. In an interest rate swap, the Fund agrees to pay to the other party to the swap (which is known as the "counterparty") a fixed rate payment, and the counterparty agrees to pay to the Fund a variable rate payment. The variable rate payment is intended to approximate all or a portion of the Fund's dividend payment obligation on Preferred Shares or interest payment obligation on any variable rate borrowings. The payment obligations are based on the notional amount of the swap. The Fund has segregated liquid securities in a separate account having a value at least equal to the Fund's net payment obligations under any swap transaction. Interest rate swap transactions are marked to market daily.

       Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

H. OFFERING COSTS -- The Fund paid all of its offering costs. All offering costs associated with the issuance of Preferred Shares were paid by the Common shareholders of the Fund. All offering costs incurred by the Fund were recorded as a reduction to paid-in surplus.

I.   EXPENSES -- All fund expenses are paid by the Common Share class.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.90% of the sum of the Fund's average daily net assets attributable to Common Shares, plus assets attributable to any Preferred Shares that may be outstanding, plus the principal amount of any Borrowings ("Managed Assets"), payable on a monthly basis. As of June 30, 2003, Managed Assets were $800,618,119.

    AIM has contractually agreed to waive a portion of its advisory fee as a percentage of average daily Managed Assets for the first seven years of the Fund's operations as follows:

WAIVER PERIOD       FEE WAIVER
------------------------------
05/31/02-06/30/07      0.30%
------------------------------
07/01/07-06/30/08      0.20
------------------------------
07/01/08-06/30/09      0.10
______________________________
==============================


    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the six months ended June 30, 2003, AIM waived advisory fees of $1,097,103.

    AIM has entered into a sub-advisory agreement with INVESCO Institutional (N.A.), Inc. ("INVESCO") whereby AIM pays INVESCO 50% of the advisory fee paid by the Fund to AIM, net of fee waivers, expense reimbursements and incentive fee payments.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2003, AIM was paid $88,968 for such services.

    Certain officers and trustees of the Fund are officers and directors of AIM and/or AIM Management Group Inc. ("AIM Management"), the parent corporation of AIM.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2003, the Fund received reductions in custodian fees of $736 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $736.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                           CAPITAL LOSS
EXPIRATION                                 CARRYFORWARD
-------------------------------------------------------
December 31, 2010                          $11,103,503
_______________________________________________________
=======================================================

NOTE 6--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2003 was $180,959,696 and $187,568,227, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $71,045,799
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (5,245,359)
===========================================================
Net unrealized appreciation of investment
  securities                                    $65,800,440
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $739,929,621.

NOTE 7--SHARE INFORMATION

For the six months ended June 30, 2003, the Fund issued 24,178 shares of Common Stock for the reinvestment of dividends.

    On March 11, 2002, AIM purchased one Common Share. On May 21, 2002, AIM purchased an additional 7,000 Common Shares. During the period May 31, 2002 (Date investment operations commenced) through December 31, 2002, 39,900,000 Common Shares and 2,050 Preferred Shares of each Series M, W, R and F were issued. In addition, during the same time period, 4,317 Common Shares were issued to shareholders due to reinvestment of dividends.

NOTE 8--DISTRIBUTIONS DECLARED

For July, 2003, a dividend of $0.102 per share was declared on June 11, 2003, payable on July 30, 2003, for fund shareholders of record on July 18, 2003.

    For August, 2003, a dividend of $0.102 per share was declared on June 11, 2003, payable on August 28, 2003, for fund shareholders of record on August 18, 2003.

NOTE 9--INTEREST RATE SWAP AGREEMENTS

The Fund has entered into interest rate swap agreements. Under the agreements, the Fund receives a floating rate of interest income and pays a fixed rate of interest on the notional values of the swaps to the agreement counterparty. At June 30, 2003, the Fund had open interest rate swap agreements as follows:

                                                FLOATING
                                                  RATE*                      UNREALIZED
                        NOTIONAL      FIXED    (RATE RESET   TERMINATION    APPRECIATION
                         AMOUNT       RATE      MONTHLY)        DATE       (DEPRECIATION)
-----------------------------------------------------------------------------------------
Citibank, N.A.         $40,000,000   3.5000%     1.0925%      09/19/07      $(1,804,034)
-----------------------------------------------------------------------------------------
Citibank, N.A.          42,000,000   4.6325%     1.3200%      08/02/09       (3,920,051)
-----------------------------------------------------------------------------------------
Merrill Lynch Capital
 Services, Inc.         40,000,000   3.3100%     1.3200%      08/02/05       (1,491,341)
-----------------------------------------------------------------------------------------
Merrill Lynch Capital
 Services, Inc.         30,000,000   3.6000%     1.2463%      09/12/07       (1,477,562)
=========================================================================================
                                                                            $(8,692,988)
_________________________________________________________________________________________
=========================================================================================
* Based on 30 day London Interbank Offered Rate (LIBOR).

NOTE 10--NEW ACCOUNTING STANDARD

In May 2003, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 150 ("FAS 150"), Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equities. FAS 150 requires that mandatorily redeemable financial instruments be classified as a liability in the statement of financial position. Adopting this accounting standard will not affect the Fund's net asset value attributable to Common Shares, but may require the classification of a portion of the liquidation value of the Preferred Shares of the Fund in the liabilities section of the Statement of Assets and Liabilities under certain conditions. The provisions of FAS 150 are effective for interim financial periods beginning after June 15, 2003. Effective July 1, 2003 the Fund will adopt the FAS 150 provisions prospectively as required by the statement.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                     MAY 31, 2002
                                                                                   (DATE INVESTMENT
                                                              SIX MONTHS              OPERATIONS
                                                                ENDED                COMMENCED) TO
                                                              JUNE 30,                DECEMBER 31,
                                                                2003                      2002
--------------------------------------------------------------------------------------------------------
Net asset value per common share, beginning of period          $  12.83                $  14.33
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.41                    0.46
--------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    2.31                   (1.32)
========================================================================================================
    Total from investment operations                               2.72                   (0.86)
========================================================================================================
Less distributions to auction rate preferred shareholders
  from net investment income(a)                                   (0.03)                  (0.04)
========================================================================================================
    Total from investment operations attributable to common
     shares                                                        2.69                   (0.90)
========================================================================================================
Less offering costs changed to paid-in capital on common
  shares:
  Offering costs on common shares                                 (0.00)                  (0.03)
--------------------------------------------------------------------------------------------------------
  Offering costs on auction rate preferred shares                 (0.00)                  (0.07)
--------------------------------------------------------------------------------------------------------
  Dilutive effect of common share offering                           --                   (0.00)
========================================================================================================
    Total offering costs changed to paid-in capital               (0.00)                  (0.10)
========================================================================================================
Less distributions:
  Dividends from net investment income                            (0.61)                  (0.42)
--------------------------------------------------------------------------------------------------------
  Return of capital                                                  --                   (0.08)
========================================================================================================
    Total distributions                                           (0.61)                  (0.50)
========================================================================================================
Net asset value per common share, end of period                $  14.91                $  12.83
========================================================================================================
Market value per common share, end of period                   $  14.37                $  12.30
========================================================================================================
Net asset value total return(b)(c)                                21.67%                  (6.90)%
________________________________________________________________________________________________________
========================================================================================================
Market value return(b)(c)                                         22.32%                 (14.73)%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets attributable to common shares, end of period
  (000s omitted)                                               $595,618                $511,940
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net assets attributable to
  common shares:
  With fee waivers and/or expense reimbursement(d)                 1.78%(e)                1.40%(f)
--------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursement(d)              2.19%(e)                1.81%(f)
========================================================================================================
Ratio of net investment income to average net assets
  attributable to common shares(d)                                 6.19%(e)                5.90%(f)
========================================================================================================
Ratio of distributions to auction rate preferred
  shareholders to average net assets attributable to common
  shares                                                           0.51%(e)                0.50%(f)
========================================================================================================
Ratio of interest expense on interest rate swap transactions
  to average net assets attributable to common shares(d)           0.71%(e)                0.38%(f)
________________________________________________________________________________________________________
========================================================================================================
Portfolio turnover rate(b)                                           25%                     35%
________________________________________________________________________________________________________
========================================================================================================
Auction rate preferred shares:
  Liquidation value, end of period (000s omitted)              $205,000                $205,000
--------------------------------------------------------------------------------------------------------
  Total shares outstanding                                        8,200                   8,200
--------------------------------------------------------------------------------------------------------
  Asset coverage per share                                     $ 97,636                $ 87,432
--------------------------------------------------------------------------------------------------------
  Liquidation and market value per share                       $ 25,000                $ 25,000
________________________________________________________________________________________________________
========================================================================================================

(a)  The amount shown is based on common share equivalents.
(b)  Not annualized for periods less than one year.
(c) Total market value return is computed based upon the New York Stock Exchange market price of the Fund's common shares and excludes the effects of brokerage commissions. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total net asset value return includes adjustments in accordance with accounting principles generally accepted in the United States of America and measures the changes in common shares' value over the period indicated, taking into account dividends as reinvested.
(d) Ratios do not reflect the effect of dividend payments to auction rate preferred shareholders; income ratios reflect income earned on assets attributable to auction rate preferred shares. Each ratio of expenses to average net assets attributable to common shares and each ratio of net investment income to average net assets attributable to common shares includes the effect of the net interest expense paid on interest rate swap transactions.
(e) Ratios are annualized and based on average daily net assets attributable to common shares of $531,565,075.
(f)  Annualized.

PROXY RESULTS (UNAUDITED)

An Annual Meeting of Shareholders of AIM Select Real Estate Income Fund, a Delaware business trust, was held on April 25, 2003. The meeting was held for the following purposes:

(1) Election of Trustees. Nominees: Frank S. Bayley, Edward K. Dunn, Jr., Prema Mathai-Davis and Lewis F. Pennock.

(2) Ratification of the Audit Committee's selection of independent public accountants.

The results of voting on the above matters were as follows:

                                                                                                       WITHHELD/
     TRUSTEE/MATTER                                                VOTES FOR       VOTES AGAINST      ABSTENTIONS
-----------------------------------------------------------------------------------------------------------------
(1)  Frank S. Bayley.............................................  33,832,783             N/A           398,852
     Edward K. Dunn, Jr. ........................................  33,838,347             N/A           393,288
     Prema Mathai-Davis..........................................  33,818,512             N/A           413,123
     Lewis F. Pennock............................................  33,838,488             N/A           393,147
(2)  Ratification of the Audit Committee's selection of
     independent public accountants..............................  33,795,585         180,939           255,111

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES            OFFICERS                             OFFICE OF THE FUND
Frank S. Bayley              Robert H. Graham                     11 Greenway Plaza
Bruce L. Crockett            Chairman and President               Suite 100
Albert R. Dowden                                                  Houston, TX 77046
Edward K. Dunn, Jr.          Mark H. Williamson
Jack M. Fields               Executive Vice President             INVESTMENT ADVISOR
Carl Frischling                                                   A I M Advisors, Inc.
Robert H. Graham             Kevin M. Carome                      11 Greenway Plaza
Prema Mathai-Davis           Senior Vice President                Suite 100
Lewis F. Pennock                                                  Houston, TX 77046
Ruth H. Quigley              Gary T. Crum
Louis S. Sklar               Senior Vice President                SUB-ADVISOR
Mark H. Williamson                                                INVESCO Institutional (N.A.), Inc.,
                             Dana R. Sutton                       INVESCO Realty Advisors division
                             Vice President and Treasurer         One Lincoln Center
                                                                  5400 LBJ Freeway/LB2
                             Robert G. Alley                      Suite 700
                             Vice President                       Dallas, TX 75240

                             Stuart W. Coco                       TRANSFER AGENT (PREFERRED SHARES)
                             Vice President                       Deutsche Bank Trust
                                                                  Company Americas
                             Melville B. Cox                      100 Plaza One
                             Vice President                       Jersey City, NJ 07311

                             Karen Dunn Kelley                    TRANSFER AGENT (COMMON SHARES)
                             Vice President                       EquiServe Trust Company, N.A.
                                                                  and EquiServe, Inc.
                             Edgar M. Lansen                      P.O. Box 43010
                             Vice President                       Providence, RI 02940-0310

                             Nancy L. Martin                      CUSTODIAN
                             Secretary                            State Street Bank and Trust Company
                                                                  225 Franklin Street
                                                                  Boston, MA 02110

                                                                  COUNSEL TO THE FUND
                                                                  Ballard Spahr
                                                                  Andrews & Ingersoll, LLP
                                                                  1735 Market Street
                                                                  Philadelphia, PA 19103

                                                                  COUNSEL TO THE TRUSTEES
                                                                  Kramer, Levin, Naftalis & Frankel LLP
                                                                  919 Third Avenue
                                                                  New York, NY 10022

Mutual     Retirement       Annuities      College     Separately      Offshore      Alternative       Cash
Funds      Products                        Savings     Managed         Products      Investments       Management
                                           Plans       Accounts

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

                           YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--

AIMinvestments.com                                                   SREI-SAR-1

ITEM 2. CODE OF ETHICS.

                Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) As of June 18, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 18, 2004, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR/A is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report on Form N-CSR/A that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

10(a)(1) Not applicable.

10(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

10(a)(3) Not applicable.

10(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Select Real Estate Income Fund

By:    /s/ ROBERT H. GRAHAM
       -------------------------------------------
       Robert H. Graham
       Principal Executive Officer

Date: August 3, 2004


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investments Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:    /s/ ROBERT H. GRAHAM
       -------------------------------------------
       Robert H. Graham
       Principal Executive Officer

Date: August 3, 2004


By:    /s/ SIDNEY M. DILGREN
       -------------------------------------------
       Sidney M. Dilgren
       Principal Financial Officer

Date: August 3, 2004

                                 EXHIBIT INDEX

10(a)(1) Not applicable.

10(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

10(a)(3) Not applicable.

10(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.